FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Assets:
Assets held in trust account	$ 9,574,661		$ 278,836,080	$ 278,767,785
Cash withdrawn from trust account to pay franchise tax	80,500	$ 0
Cash withdrawn from trust account in connection with redemption	269,528,286	$ 0
Cash
Assets:
Assets held in trust account	1,112		898	897
U.S. Treasury securities
Assets:
Assets held in trust account				278,766,888
Money Market Funds
Assets:
Assets held in trust account	9,573,549		278,835,182
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	414,000		6,461,798
Level 1 | U.S. Treasury securities | Recurring
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost				278,766,888
Gross Holding Loss				(7,079)
Fair Value				278,773,966
Level 1 | Money Market Funds | Recurring
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value			278,835,182
Assets:
Assets held in trust account	9,573,549		278,835,182
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities	$ 308,400		$ 4,813,571
Level 3 | Recurring | Public Warrants
Liabilities:
Warrant liabilities				12,558,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities				$ 9,354,800